UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF

Scudder Aggressive Growth Fund

Investment Company Act file number 811-07855

Scudder Aggressive Growth Fund

(Exact name of registrant as specified in charter)

222 South Riverside Plaza

Chicago, IL 60606

(Address of principal executive offices)             (Zip code)

John Millette

Secretary

Two International Place

Boston, MA 02110

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-295-1000

Date of fiscal year end: 09/30

Date of reporting period: 7/1/05-6/30/06

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-07855
Reporting Period: 07/01/2005 - 06/30/2006
Scudder Aggresive Growth Fund

===================== A    SCUDDER AGGRESSIVE GROWTH FUND ======================

ACTIVISION, INC.

Ticker:       ATVI           Security ID:  004930202
Meeting Date: SEP 15, 2005   Meeting Type: Annual
Record Date:  JUL 18, 2005

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Director Robert A. Kotick           For       For        Management
1.2   Elect Director Brian G. Kelly             For       For        Management
1.3   Elect Director Ronald Doornink            For       For        Management
1.4   Elect Director Robert J. Corti            For       For        Management
1.5   Elect Director Barbara S. Isgur           For       For        Management
1.6   Elect Director Robert J. Morgado          For       For        Management
1.7   Elect Director Peter J. Nolan             For       For        Management
1.8   Elect Director Richard Sarnoff            For       For        Management
2     Amend Omnibus Stock Plan                  For       For        Management
3     Amend Qualified Employee Stock Purchase   For       For        Management
      Plans
4     Other Business                            For       Against    Management

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AVID TECHNOLOGY, INC.

Ticker:       AVID           Security ID:  05367P100
Meeting Date: JUL 27, 2005   Meeting Type: Annual
Record Date:  JUN 7, 2005

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     Increase Authorized Common Stock          For       For        Management
2.1   Elect  Director Elizabeth M. Daley        For       For        Management
2.2   Elect  Director John V. Guttag            For       For        Management
3     Approve Omnibus Stock Plan                For       Against    Management
4     Ratify Auditors                           For       For        Management
5     Adjourn Meeting                           For       Against    Management

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CONSTELLATION BRANDS, INC.

Ticker:       STZ.B          Security ID:  21036P108
Meeting Date: JUL 28, 2005   Meeting Type: Annual
Record Date:  MAY 31, 2005

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect  Director George Bresler            For       For        Management
1.2   Elect  Director Jeananne K. Hauswald      For       For        Management
1.3   Elect  Director James A. Locke III        For       For        Management
1.4   Elect  Director Richard Sands, Ph.D.      For       For        Management
1.5   Elect  Director Robert Sands              For       For        Management
1.6   Elect  Director Thomas C. McDermott       For       For        Management
1.7   Elect  Director Paul L. Smith             For       For        Management
2     Ratify Auditors                           For       For        Management
3     Increase Authorized Common Stock          For       For        Management

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DELL INC.

Ticker:       DELL           Security ID:  24702R101
Meeting Date: JUL 15, 2005   Meeting Type: Annual
Record Date:  MAY 20, 2005

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Director Donald J. Carty            For       For        Management
1.2   Elect Director Michael S. Dell            For       For        Management
1.3   Elect Director William H. Gray, III       For       For        Management
1.4   Elect Director Judy C. Lewent             For       For        Management
1.5   Elect Director Thomas W. Luce, III        For       For        Management
1.6   Elect Director Klaus S. Luft              For       For        Management
1.7   Elect Director Alex J. Mandl              For       For        Management
1.8   Elect Director Michael A. Miles           For       For        Management
1.9   Elect Director Samuel A. Nunn, Jr.        For       For        Management
1.10  Elect Director Kevin B. Rollins           For       For        Management
2     Ratify Auditors                           For       For        Management
3     Require a Majority Vote for the Election  Against   Against    Shareholder
      of Directors
4     Expense Stock Options                     Against   For        Shareholder

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LEGG MASON, INC.

Ticker:       LM             Security ID:  524901105
Meeting Date: JUL 19, 2005   Meeting Type: Annual
Record Date:  MAY 20, 2005

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect  Director Dennis R. Beresford       For       For        Management
1.2   Elect  Director Edward I. O'Brien         For       For        Management
1.3   Elect  Director Roger W. Schipke          For       For        Management
1.4   Elect  Director Nicholas J. St. George    For       For        Management
2     Amend Executive Incentive Bonus Plan      For       For        Management
3     Approve Non-Employee Director Omnibus     For       Against    Management
      Stock Plan

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LINEAR TECHNOLOGY CORP.

Ticker:       LLTC           Security ID:  535678106
Meeting Date: NOV 2, 2005    Meeting Type: Annual
Record Date:  SEP 6, 2005

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect  Director Robert H. Swanson, Jr.    For       For        Management
1.2   Elect  Director David S. Lee              For       For        Management
1.3   Elect  Director Lothar Maier              For       For        Management
1.4   Elect  Director Leo T. McCarthy           For       For        Management
1.5   Elect  Director Richard M. Moley          For       For        Management
1.6   Elect  Director Thomas S. Volpe           For       For        Management
2     Approve Omnibus Stock Plan                For       Against    Management
3     Approve Qualified Employee Stock Purchase For       For        Management
      Plan
4     Approve Executive Incentive Bonus Plan    For       For        Management
5     Ratify Auditors                           For       For        Management

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POLO RALPH LAUREN CORP.

Ticker:       RL             Security ID:  731572103
Meeting Date: AUG 11, 2005   Meeting Type: Annual
Record Date:  JUN 27, 2005

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect  Director Frank A. Bennack, Jr.     For       For        Management
1.2   Elect  Director Joel L. Fleishman         For       For        Management
2     Ratify Auditors                           For       For        Management

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QLOGIC CORP.

Ticker:       QLGC           Security ID:  747277101
Meeting Date: AUG 23, 2005   Meeting Type: Annual
Record Date:  JUL 1, 2005

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Director H.K. Desai                 For       For        Management
1.2   Elect Director Joel S. Birnbaum           For       For        Management
1.3   Elect Director Larry R. Carter            For       For        Management
1.4   Elect Director James R. Fiebiger          For       For        Management
1.5   Elect Director Balakrishnan S. Iyer       For       For        Management
1.6   Elect Director Carol L. Miltner           For       For        Management
1.7   Elect Director George D. Wells            For       For        Management
2     Approve Omnibus Stock Plan                For       Against    Management
3     Ratify Auditors                           For       For        Management

========== END NPX REPORT

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Scudder Aggressive Growth Fund

By (Signature and Title)* /s/Michael G. Clark

Michael G. Clark, Chief Executive Officer

Date 8/22/06

* Print the name and title of each signing officer under his or her signature.